Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,757	$ 1,610
Other intangible assets subject to amortization, Accumulated Amortization	1,219	1,102
Other intangible assets subject to amortization, Net	538	508
Total other intangible assets, Gross	2,029	1,882
Total other intangible assets, Net	810	780
Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	5 years
Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	25 years
Dealer Networks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	15 years
Other intangible assets subject to amortization, Gross	252	226
Other intangible assets subject to amortization, Accumulated Amortization	122	113
Other intangible assets subject to amortization, Net	130	113
Patents, concessions and licenses [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	992	940
Other intangible assets subject to amortization, Accumulated Amortization	806	728
Other intangible assets subject to amortization, Net	186	212
Patents, concessions and licenses [Member] | Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	5 years
Patents, concessions and licenses [Member] | Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	20 years
Other [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	513	444
Other intangible assets subject to amortization, Accumulated Amortization	291	261
Other intangible assets subject to amortization, Net	222	183
Other [Member] | Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	5 years
Other [Member] | Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	25 years
Trademarks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	$ 272	$ 272